PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Auto Components – 0.8%
2,552	Luminar Technologies, Inc.(a)	$39,811

	Banks – 1.0%
667	Popular, Inc.	51,806

	Biotechnology – 1.9%
251	Moderna, Inc.(a)	96,600

	Capital Markets – 2.0%
900	Intercontinental Exchange, Inc.	103,338

	Communications Equipment – 3.9%
859	Motorola Solutions, Inc.	199,563

	Diversified Telecommunication Services – 2.6%
1,865	Cogent Communications Holdings, Inc.	132,117

	Electric Utilities – 4.0%
2,565	NextEra Energy, Inc.	201,404

	Energy Equipment & Services – 1.6%
10,820	TechnipFMC PLC(a)	81,475

	Health Care Equipment & Supplies – 9.2%
785	Danaher Corp.	238,985
841	Masimo Corp.(a)	227,667

		466,652

	Household Products – 3.9%
1,195	Clorox Co. (The)	197,904

	Insurance – 4.0%
721	Aon PLC, Class A	206,040

	Interactive Media & Services – 10.9%
100	Alphabet, Inc., Class A(a)	267,352
844	Facebook, Inc., Class A(a)	286,445

		553,797

	Internet & Direct Marketing Retail – 5.2%
80	Amazon.com, Inc.(a)	262,803

	IT Services – 8.5%
1,028	Jack Henry & Associates, Inc.	168,654
767	MasterCard, Inc., Class A	266,670

		435,324

	Metals & Mining – 3.1%
4,158	Wheaton Precious Metals Corp.	156,258

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.8%
31,304	Kosmos Energy Ltd.(a)	$92,660

	Road & Rail – 8.9%
924	Saia, Inc.(a)	219,939
1,181	Union Pacific Corp.	231,488

		451,427

	Semiconductors & Semiconductor Equipment – 12.8%
1,482	Entegris, Inc.	186,584
376	Monolithic Power Systems, Inc.	182,239
1,367	NVIDIA Corp.	283,188

		652,011

	Software – 6.8%
939	Microsoft Corp.	264,723
631	Unity Software, Inc.(a)	79,664

		344,387

	Technology Hardware, Storage & Peripherals – 4.9%
1,764	Apple, Inc.	249,606

	Textiles, Apparel & Luxury Goods – 1.1%
410	Crocs, Inc.(a)	58,827

	Total Common Stocks (Identified Cost $4,537,108)	5,033,810

Principal Amount

Short-Term Investments – 1.8%
$90,890	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $90,890 on 10/01/2021 collateralized by $82,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $92,808 including accrued interest(b) (Identified Cost $90,890)	90,890

	Total Investments – 100.7% (Identified Cost $4,627,998)	5,124,700
	Other assets less liabilities – (0.7)%	(37,469)

	Net Assets – 100.0%	$5,087,231

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,033,810	$—	$—	$5,033,810
Short-Term Investments	—	90,890	—	90,890

Total	$5,033,810	$90,890	$—	$5,124,700

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Semiconductors & Semiconductor Equipment	12.8%
Interactive Media & Services	10.9
Health Care Equipment & Supplies	9.2
Road & Rail	8.9
IT Services	8.5
Software	6.8
Internet & Direct Marketing Retail	5.2
Technology Hardware, Storage & Peripherals	4.9
Insurance	4.0
Electric Utilities	4.0
Communications Equipment	3.9
Household Products	3.9
Metals & Mining	3.1
Diversified Telecommunication Services	2.6
Capital Markets	2.0
Other Investments, less than 2% each	8.2
Short-Term Investments	1.8

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%